Proposal for the distribution of earnings (Tables)	12 Months Ended
Dec. 31, 2017
Proposal for the distribution of earnings
Schedule of proposal for the distribution of earnings

Proposal for the distribution of earnings
in € THOUS, except for share data

Payment of a dividend of €1.06 per share on share capital of €306,451 entitled to receive dividends	324,838
Balance to be carried forward	4,629,569

4,954,407